TRADE AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2025
Trade and other payables [abstract]
TRADE AND OTHER PAYABLES

10.   TRADE AND OTHER PAYABLES

	Note	December 31, 2025 $	December 31, 2024 $
Trade accounts payable		77,927	91,180
Payroll and related payables		27,790	30,345
Mining royalty payable		14,317	4,433
Other payables		7,856	15,565
Share units payable	16(a)(b)(c)	25,471	10,119
Total trade and other payables		153,361	151,642

As at December 31, 2025, other payables include $nil (December 31, 2024 - $6.6 million) of severance provisions for the anticipated closure of the San Jose mine.